Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net loss for the year	$ (1,275,056)	$ (6,917,910)	$ (4,023,466)
Adjusted for non-cash items:
Amortization of right-of-use assets	491,705	694,730	782,108
Depreciation	318,599	345,095	345,188
Amortization of licenses	131,915	164,582	164,582
Share based compensation	0	0	1,920
Interest on lease liability	332,687	473,136	531,768
Interest expense	244,189	529,473	308,877
Foreign exchange loss (gain)	(9,933)	(49,363)	(186,372)
Accretion expense	0	26,741	61,319
Loss on convertible debentures	0	218,567	0
Income taxes expense	256,000	48,720	54,757
Deferred tax recovery	(6,300)	(15,120)	(15,120)
Impairment of assets	0	1,030,537	211,774
Impairment of intangible assets	0	2,145,628	0
Allowance for loan receivable	0	264,800	0
Loss on settlement	0	0	99,635
Gain on extinguishment of lease	0	(52,126)	(29,635)
Changes in non-cash working capital items:
Accounts receivable	(3,380)	34,101	(73,379)
Prepaid expenses and deposits	22,514	(87,777)	(52,595)
Inventory	(12,396)	(195,528)	(219,432)
Accounts payable and accrued liabilities	1,174,060	1,043,185	231,001
Harmonized sales tax payable (receivable)	(65,303)	76,273	(172,295)
Income taxes payable	(56,730)	(183,699)	(51,132)
Contract liability	(48,942)	(46,778)	(41,207)
Cash provided by (used in) operating activities	1,493,629	(452,733)	(2,071,704)
Investing activities
Additions to property and equipment	0	(761,937)	(661,636)
Proceeds from disposal of property and equipment	0	0	2,726,680
Repayment of deposit received	52,960	53,059	0
Cash provided by (used in) investing activities	52,960	(708,878)	2,065,044
Financing activities
Repayment of promissory notes	(6,776)	(272,194)	(583,809)
Proceeds from issuance of promissory notes	0	1,272,715	888,405
Repayment of mortgage payable	(124,901)	(206,849)	(755,789)
Proceeds from refinanced mortgage payable	0	95,485	0
Payment of lease liabilities	(758,676)	(1,023,517)	(985,192)
Proceeds from private placement	0	0	1,981,810
Proceeds from the exercise of warrants	0	0	210,000
Payment of dividends to non-controlling interest shareholders	(206,153)	0	(34,737)
Cash provided by (used in) financing activities	(1,096,506)	(134,360)	720,688
Effect of exchange rate changes on cash	(317,437)	(32,684)	(24,046)
Net increase (decrease) in cash and cash equivalents	132,646	(1,328,655)	689,982
Cash and cash equivalents, beginning of year	419,821	1,748,476	1,058,494
Cash and cash equivalents, end of year	552,467	419,821	1,748,476
Cash and cash equivalents consist of:
Cash	552,467	248,416	714,826
Restricted cash	$ 0	$ 171,405	$ 1,033,650